UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22583

Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

Post Office Box 1110

Fort Wayne, IN 46801

(Address of principal executive offices)

Jill R. Whitelaw, Esquire

Lincoln Financial Group

150 N. Radnor Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: September 30

Date of reporting period: June 30, 2012

Presidential/SM/ Protected Profile 2010 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Presidential/SM/ Protected Profile 2020 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Presidential/SM/ Protected Profile 2030 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Presidential/SM/ Protected Profile 2040 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Presidential/SM/ Protected Profile 2050 Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln Advisors Trust
(Registrant)

By:	/s/ Daniel R. Hayes
(Signature)

Daniel R. Hayes President
(Printed Name and Title)

Date:	January 9, 2013